JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

February 24, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”)
File Nos. 333-103022 and 811-21295
on behalf of JPMorgan Current Income Fund,
JPMorgan Equity Focus Fund and JPMorgan
Floating Rate Income Fund (collectively, the “Funds”;
each, a “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 140 (Amendment No. 141 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Select Class Shares and Institutional Class Shares of the JPMorgan Current Income Fund (the “Current Income Fund”), the Class A, Class C and Select Class Shares of the JPMorgan Equity Focus Fund (the “Equity Focus Fund”) and the Class A, Class C and Select Class Shares of the JPMorgan Floating Rate Income Fund (the “Floating Rate Income Fund”) under the Trust. Included in the filing are the prospectuses and statements of additional information for each of the Funds.

The Current Income Fund seeks current income while seeking to maintain a low volatility of principal. The Current Income Fund mainly invests in high quality, U.S. dollar denominated short-term fixed and floating rate debt securities. The Current Income Fund is diversified.

The Equity Focus Fund seeks long term capital appreciation. The Equity Focus Fund is an equity portfolio which is normally managed as a core portfolio, but which has the ability to invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The Fund invests in a limited number of U.S. equity securities, generally not more than 40. The Equity Focus Fund is non-diversified.

The Floating Rate Income Fund seeks to provide current income with a secondary objective of capital appreciation. The Fund invests mainly in floating rate debt instruments issued by corporations. These investments include leveraged loan assignments and participations and commitments to purchase loans. The Floating Rate Income Fund is diversified.

If you have any questions or comments, please call me at (212) 648-0472.

Very truly yours,

/s/ Gregory S. Samuels

Assistant Secretary